Payable to institutional funding partners and online investors (Tables)	12 Months Ended
Dec. 31, 2021
Payable to institutional funding partners and online investors
Schedule of payable to institutional funding partners and online investors

	Fixed annual
	Rate		As of December 31,
	(%)	Term	2020	2021
			RMB	RMB	US$
Current:
Institutional funding partners	3% to 11%	7 to 12 months	39,253	5,899	926
Online investors	3% to 11%	2 to 12 months	4,227	—	—
Total			43,480	5,899	926